LEASES	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
LEASES

NOTE 4: - LEASES

The Company leases all its real estate, storage area and cars under various operating lease agreements that expire on various dates.

The Company’s operating leases have original lease periods expiring between 2021 and 2025. The offices in Israel lease include two options to renew, one of which was exercised in 2020. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain.

In October 2020 the Company’s lease for its offices in Israel was amended. The amendment was not accounted for as a new lease. As a result of the amendment the operating lease right of use asset increased by $43, the operating lease liability decreased by $194 and the Company recorded foreign currency exchange rate of $237.

Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised.

Under ASC 842, all leases, including non-cancelable operating leases, are now recognized on the balance sheet. The aggregated present value of lease payments is recorded as a long-term asset titled Operating lease right of use asset. The corresponding lease liabilities are split between current maturity of operating lease liability within current liabilities and long-term operating lease liability within long-term liabilities. The Company’s leases do not provide an implicit rate, therefore the Company uses its incremental borrowing rate based on information available on the commencement date in determining the present value of lease payments.

The following table represents the weighted-average remaining lease term and discount rate:

Year ended
December 31, 2022

Weighted average remaining lease term	3.16
Weighted average discount (annual) rate	5.52%

Operating lease expenses were approximately $884, $956 and $944 in the years ended December 31, 2022, 2021 and 2020, respectively.

Cash paid for amounts included in the measurement of lease liabilities was approximately $959, $914 and $927 in the years ended December 31, 2022, 2021 and 2020, respectively.

Maturities of operating lease liabilities were as follows:

December 31, 2022

2023	$699
2024	669
2025	609
2026	114

Total operating lease payments	2,091
Less: imputed interest	166

Present value of lease liabilities	1,925
Lease liabilities, current	613
Lease liabilities, non- current	1,312

Present value of lease liabilities	$1,925

The above annual minimum future rental commitments include the period covered by the first exercised option with respect to the leased facility of Compugen Ltd. through March 2026 and exclude the second option to extend the lease of the Company facility for additional five-year period following expiration of the current lease period.